STOCKHOLDERS' EQUITY - Share Based Comp (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 12, 2019	Mar. 08, 2018	Mar. 02, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation arrangements
Acquisition of Treasury Stock				$ 7.7	$ 427.8	$ 926.6
Weighted Average Grant Date Fair Value
Tax benefit related to stock-based compensation arrangements (in dollars)				$ 7.3	4.6	11.8
Restricted Stock, Time-Based
Weighted Average Grant Date Fair Value
Share-Based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other than Options, Percentage Of Awards				48.00%
Performance Shares
Weighted Average Grant Date Fair Value
Share-Based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other than Options, Percentage Of Awards				35.00%
Restricted Stock Awards
Assumptions used in valuation
Unrecognized compensation costs (in dollars)				$ 37.0
Weighted average period of unrecognized compensation costs will be recognized (in years)				1 year 8 months 12 days
Total fair value of shares vested (in dollars)				$ 44.1	$ 34.9	$ 36.0
Restricted Stock Awards
Nonvested at the beginning of the period (in shares)				2,976,227
Granted (in shares)				1,137,983
Vested (in shares)				(1,432,294)
Canceled or expired (in shares)				(239,656)
Nonvested at the end of the period (in shares)				2,442,260	2,976,227
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per shares)				$ 34.32
Granted (in dollars per shares)				33.84	$ 40.06	$ 32.54
Vested (in dollars per shares)				30.82
Cancelled or expired (in dollars per shares)				32.76
Nonvested at the end of the period (in dollars per shares)				$ 35.53	$ 34.32
Market Condition Award
Share-based compensation arrangements
Number of shares of restricted stock with fair value based on market condition, instead of market price (in shares)				400,000
Weighted Average Grant Date Fair Value
Share-Based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other than Options, Percentage Of Awards				17.00%
Terex Corporation 2009 Omnibus Incentive Plan (the 2009 Plan) | Maximum
Share-based compensation arrangements
Shares authorized for issuance (in shares)				8,000,000.0
Terex Corporation 2018 Omnibus Incentive Plan
Share-based compensation arrangements
Shares available for grant (in shares)				2,300,000
Terex Corporation 2018 Omnibus Incentive Plan | Maximum
Share-based compensation arrangements
Shares authorized for issuance (in shares)				1,200,000
Grant Date, March 12, 2019 [Member] [Domain] [Member] | Market Condition Award
Assumptions used in valuation
Dividend yields (as a percent)	1.31%
Expected volatility (as a percent)	36.64%
Risk-free interest rate (as a percent)	2.40%
Expected life (in years)	3 years
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)	$ 38.77
43536 | Market Condition Award
Assumptions used in valuation
Dividend yields (as a percent)			1.01%
Expected volatility (as a percent)			42.78%
Risk-free interest rate (as a percent)			1.55%
Expected life (in years)			3 years
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)			$ 36.48
Grant Date, March 8, 2018 | Market Condition Award
Assumptions used in valuation
Dividend yields (as a percent)		1.00%
Expected volatility (as a percent)		40.41%
Risk-free interest rate (as a percent)		2.38%
Expected life (in years)		3 years
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)		$ 41.57
Share repurchase program approved by Board of Directors
Share-based compensation arrangements
Acquisition of Treasury Stock				$ 4.9	$ 425.0	$ 923.7
Acquisition of Treasury Stock (in shares)				200,000	11,400,000	25,700,000